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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Watershed Asset Management, L.L.C.
Address:  One Maritime Plaza, Suite 1525
          San Francisco, CA 94111

Form 13F File Number: 28-11095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meridee A. Moore
Title:    Senior Managing Member
Phone:    (415) 391-8900

Signature, Place, and Date of Signing:


/s/ Meridee A. Moore
________________________         San Francisco, CA             November 15, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total:   $202,913 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number       Name

     1        28-11473                   WS Partners, L.L.C.

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2          COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
--------                     --------          --------    --------     --------          --------  --------     --------
                                                            VALUE       SHARES/   SH/ PUT/ INVESTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x $1,000)    PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE   SHARED   NONE
--------------               --------------    -----      ----------    -------   --- ---- -------  --------  ----   ------   ----
CIT GROUP INC                COM NEW          125581801     9,700       237,625   SH        Other     1     237,625
CLEAR CHANNEL OUTDOOR HLDGS  CL A             18451C109     4,827       422,300   SH        Other     1     422,300
EQUINIX INC                  NOTE 3.000%10/1  29444UAG1    41,096    36,700,000   PRN       Other     1  36,700,000
ISHARES TR                   RUSSELL 2000     464287655    40,028       593,000   SH  PUT   Other     1     593,000
MASCO CORP                   COM              574599106     7,519       682,933   SH        Other     1     682,933
PACKAGING CORP AMER          COM              695156109    11,288       487,200   SH        Other     1     487,200
SPDR S&P 500 ETF TR          TR UNIT          78462F103    55,581       487,000   SH  PUT   Other     1     487,000
SMURFIT-STONE CONTAINER CORP COM              83272A104    10,401       566,208   SH        Other     1     566,208
TIME WARNER TELECOM INC      DBCV 2.375% 4/0  887319AC5     9,919     8,416,000   PRN       Other     1   8,416,000
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209    12,554       506,000   SH        Other     1     506,000